UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: December 31,2001

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Oechsle International Advisors, LLC
Address:	One International Place
		23 rd Floor
		Boston, MA 02110

13F File Number:	28-5470

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, Schedules, lists, and tables, are considered integral parts
Of this form.

Person signing this report on behalf of reporting manager:

Name:		Martin Dyer
Title:	Director of Compliance
Phone:	617-330-8825
Signature, Place, and date of signing:

	Martin Dyer	Boston, MA	January 29, 2002

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1

Form 13F Information Table Entry Total:	27

Form 13F Information Table Value Total:	$660,947,000


List of Other Included Managers:

	No.	13F File Number	Name


	01	28-4528		Fleet Investment Advisors


             FORM 13F INFORMATION TABLE
                 TITLE         VALUESHARES /SH/ PUT/INVSTMT OTHER  VOTING AUTHORITY
 NAME OF ISSUER  OF CLAS CUSIP (x$10PRN AMT PRN CALLDSCRETNMANAGERS SOLE SHARED  NONE
"----------------"------"------"----"-------"---"---"------"-------"-----"------"---------
BEST BUY         COM    8651610 4353   58440 SH     SOLE                0      0 58440
CELESTICA        SUB VTG15101Q182835 2065741 SH     SOLE           155046      0515281
CELESTICA        SUB VTG15101Q1 2034   50367 SH     OTHER  01           0      0 50367
GUCCI GROUP N V  COM NY 401566110237 1205782 SH     SOLE           964768      0241014
GUCCI GROUP N V  COM NY 4015661 3193   37608 SH     OTHER  01           0      0 37608
INCO LTD         COM    4532584  427   25202 SH     SOLE                0      0 25202
KOREA TEL ADR    SP ADR 50063P157854 2845761 SH     SOLE           219360      0652153
KOREA TEL ADR    SP ADR 50063P1 1545   75985 SH     OTHER  01           0      0 75985
NOKIA CORP       SP ADR 6549022 8001  326165 SH     SOLE           275972      0 50193
PARTNER COMM CO LADR    70211M1 1852  270419 SH     SOLE           241571      0 28848
PETROBRAS        SP ADR 71654V440920 1756244 SH     SOLE           153971      0216528
PLACER DOME INC  COM    7259061  289   26482 SH     SOLE                0      0 26482
POHANG IRN & STL SP ADR 730450163528 2762081 SH     SOLE           226096      0501115
POHANG IRN & STL SP ADR 7304501 2328  101232 SH     OTHER  01           0      0101232
RYANAIR HLDGS PLCSP ADR 7835131  323   10092 SH     SOLE            10092      0     0
SEI INVESTMENTS CCOM    7841171 9896  219372 SH     SOLE                0      0219372
SK TELECOM LTD   SP ADR 78440P175012 3469531 SH     SOLE           259560      0873923
SK TELECOM LTD   SP ADR 78440P1 2081   96273 SH     OTHER  01           0      0 96273
SPDR TR          SER 1  78462F1  277    2420 SH     SOLE                0      0  2420
TAIWAN SEMI MFG LSP ADR 874039181689 4757685 SH     SOLE           406495      0692727
TAIWAN SEMI MFG LSP ADR 8740391 1862  108429 SH     OTHER  01           0      0108429
TELEWEST COMM PLCSP ADR 87956P1  555   59154 SH     SOLE            59154      0     0
TURKCELL         SP ADR 9001112 5467  266268 SH     SOLE           198480      0 67788
TURKCELL         SP ADR 9001112  148    7232 SH     OTHER  01           0      0  7232
UNITED MICRO CORPSP ADR 91087321010410525050 SH     SOLE           902423      01500813
UNITED MICRO CORPSP ADR 9108732 2429  253013 SH     OTHER  01           0      0253013
WAL MART STORES ICOM    9311421 8639  150107 SH     SOLE                0      0150107